Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare	¥ 149,779,684		¥ 171,797,452
Accrued marketing cost	34,322,591		52,337,833
Other tax payable	10,795,721		8,346,120
Deposits	10,450,774		8,880,214
Others	41,252,569		61,439,938
Total	¥ 246,601,339	$ 34,733,072	¥ 302,801,557